Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment, net
Property, plant and equipment, net

	December 31,
($ in millions)	2018	2017
Land and buildings	3,573	3,268
Machinery and equipment	5,624	5,572
Construction in progress	464	511
	9,661	9,351
Accumulated depreciation	(5,528)	(5,547)
Total	4,133	3,804

Schedule of assets under capital leases included in property, plant and equipment, net

	December 31,
($ in millions)	2018	2017
Land and buildings	171	127
Machinery and equipment	69	81
	240	208
Accumulated depreciation	(122)	(105)
Total	118	103